12. JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
JudicialDepositsLineItems [Line Items]
Deposit assets, gross	R$ 7,321,883	R$ 8,212,959
Estimated loss	(28,048)	(47,112)
Deposit Assets	7,293,835	8,165,847
Current	1,095,827	1,514,464
Judicial Deposits	6,198,008	6,651,383
Civil [member]
JudicialDepositsLineItems [Line Items]
Deposit assets, gross	4,433,968	5,027,848
Tax [member]
JudicialDepositsLineItems [Line Items]
Deposit assets, gross	1,985,621	2,301,986
Labour [member]
JudicialDepositsLineItems [Line Items]
Deposit assets, gross	R$ 902,294	R$ 883,125